Income Taxes (Details) - Schedule of Reconciliation of the Statutory Tax Rate	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of The Statutory Tax Rate [Abstract]
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%
Effect of different income tax rates in other jurisdictions	(0.10%)	(2.70%)	(2.40%)
Effect of non-includable items	3.30%	0.50%	(0.40%)
Effect of preferential tax rates	(0.10%)	0.50%	(0.20%)
Effect of non-deductible expenses	0.20%	(0.10%)	0.00%
Effect of changes in valuation allowance	(0.40%)	1.00%	0.00%
Effective of prior year true up	(2.70%)	0.00%	0.00%
Effective tax rate	16.70%	15.70%	13.50%